Long-term Debt (Schedule Of Long-Term Debt) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	€ 18,948	€ 19,651
Current portion	(6,316)	(4,332)
Non-current portion	12,632	15,319
1.2-2.0%, Due 2012 - 2014 [Member] | Japan [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Long-term debt	0	17,764
2.5% [Member] | ASMPT [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Long-term debt	18,948	0
Debt instrument, interest rate	2.50%
2.1-2.2%, Due 2012 [Member] | Japan [Member] | Mortgage Loans [Member]
Debt Instrument [Line Items]
Long-term debt	0	1,746
1.8%, Due 2012 [Member] | Japan [Member] | Capital Lease Commitments [Member]
Debt Instrument [Line Items]
Long-term debt	€ 0	€ 141
Debt instrument, interest rate	1.80%
Maximum [Member] | 1.2-2.0%, Due 2012 - 2014 [Member] | Japan [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	2.00%
Maximum [Member] | 2.1-2.2%, Due 2012 [Member] | Japan [Member] | Mortgage Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	2.20%
Minimum [Member] | 1.2-2.0%, Due 2012 - 2014 [Member] | Japan [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	1.20%
Minimum [Member] | 2.1-2.2%, Due 2012 [Member] | Japan [Member] | Mortgage Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	2.10%